Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.62%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–4.99%
Invesco Global Real Estate Income Fund, Class R6	1.90%	$9,491,387	$529,839	$(838,143)	$(2,383,143)	$106,974	$147,865	922,151	$6,906,914
Invesco Macro Allocation Strategy Fund, Class R6	3.09%	15,397,574	—	(2,604,633)	(1,355,738)	(197,827)	—	1,478,865	11,239,376
Total Alternative Funds		24,888,961	529,839	(3,442,776)	(3,738,881)	(90,853)	147,865		18,146,290
Domestic Equity Funds–11.34%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.42%	9,221,620	782,339	(2,096,792)	(2,550,747)	(171,230)	—	209,165	5,185,190
Invesco Main Street Small Cap Fund, Class R6	1.20%	7,136,773	266,421	(1,660,667)	(1,151,815)	(227,907)	—	263,137	4,362,805
Invesco Russell 1000 Dynamic Multifactor ETF	2.67%	8,354,904	4,537,538	(559,929)	(2,615,697)	(19,351)	104,790	248,271	9,697,465
Invesco S&P 500® Low Volatility ETF	2.38%	9,361,818	1,800,722	(861,400)	(1,631,116)	(9,056)	148,366	149,766	8,660,968
Invesco S&P 500® Pure Growth ETF	2.25%	11,701,142	2,245,521	(2,115,983)	(3,681,213)	54,602	41,740	56,752	8,204,069
Invesco S&P 500® Pure Value ETF	1.42%	5,837,219	1,140,151	(998,142)	(1,087,187)	261,662	88,848	73,793	5,153,703
Total Domestic Equity Funds		51,613,476	10,772,692	(8,292,913)	(12,717,775)	(111,280)	383,744		41,264,200
Fixed Income Funds–76.51%
Invesco 1-30 Laddered Treasury ETF	17.13%	55,884,739	26,322,316	(5,920,489)	(13,198,921)	(755,443)	784,395	2,154,587	62,332,202
Invesco Core Plus Bond Fund, Class R6	20.14%	82,291,759	13,654,618	(6,254,502)	(15,243,813)	(1,159,611)	1,745,764	8,188,654	73,288,451
Invesco Fundamental High Yield® Corporate Bond ETF	5.03%	30,588,539	—	(8,310,624)	(3,537,192)	(451,356)	567,680	1,113,169	18,289,367
Invesco Income Fund, Class R6	1.78%	17,642,100	271,607	(10,203,673)	(2,089,018)	841,637	270,949	924,557	6,462,653
Invesco International Bond Fund, Class R6	3.94%	32,555,668	980,593	(13,701,467)	(4,978,609)	(531,079)	558,875	3,654,364	14,325,106
Invesco Master Loan Fund, Class R6	7.94%	36,457,653	1,509,047	(7,195,412)	(1,241,587)	(620,608)	1,483,246	1,905,776	28,909,093
Invesco Taxable Municipal Bond ETF	10.58%	65,933,415	1,862,795	(16,190,551)	(10,396,275)	(2,692,215)	1,073,230	1,501,644	38,517,169
Invesco Variable Rate Investment Grade ETF	9.97%	35,128,156	9,507,131	(7,681,381)	(653,308)	(16,898)	428,554	1,473,749	36,283,700
Total Fixed Income Funds		356,482,029	54,108,107	(75,458,099)	(51,338,723)	(5,385,573)	6,912,693		278,407,741
Foreign Equity Funds–6.78%
Invesco Developing Markets Fund, Class R6	1.42%	11,355,550	1,564,013	(4,553,465)	(1,181,065)	(2,015,414)	—	163,079	5,169,619
Invesco Global Infrastructure Fund, Class R6	0.92%	3,662,836	1,053,140	(634,149)	(762,233)	37,147	51,768	314,596	3,356,741
Invesco International Select Equity Fund, Class R6	1.16%	11,406,016	918,856	(5,146,413)	(1,684,199)	(1,286,318)	—	498,571	4,207,942
Invesco RAFI™ Strategic Developed ex-US ETF	1.39%	—	6,700,153	(273,160)	(1,382,327)	(6)	115,726	217,068	5,044,660
Invesco S&P Emerging Markets Low Volatility ETF	0.94%	—	4,258,467	—	(838,986)	—	88,173	162,910	3,419,481
Invesco S&P International Developed Low Volatility ETF	0.95%	9,348,410	116,918	(4,869,828)	(1,564,142)	437,242	183,444	140,714	3,468,600
Total Foreign Equity Funds		35,772,812	14,611,547	(15,477,015)	(7,412,952)	(2,827,349)	439,111		24,667,043
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(b)	0.00	725,211	19,044,938	(19,770,147)	—	—	3,020	2	2
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(b)	—	939,732	13,603,527	(14,543,702)	(3)	446	2,181	—	—
Invesco Treasury Portfolio, Institutional Class, 2.87%(b)	0.00	828,813	21,765,641	(22,594,451)	—	—	3,205	3	3
Total Money Market Funds		2,493,756	54,414,106	(56,908,300)	(3)	446	8,406		5
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $420,460,598)	99.62%	471,251,034	134,436,291	(159,579,103)	(75,208,334)	(8,414,609)	7,891,819		362,485,279
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.62%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(b)(c)	—	$—	$26,321,693	$(26,321,693)	$—	$—	$33,071(d)	—	$—
Invesco Private Prime Fund, 3.11%(b)(c)	—	—	61,671,592	(61,674,822)	—	3,230	91,728(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	87,993,285	(87,996,515)	—	3,230	124,799		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $420,460,598)	99.62%	$471,251,034	$222,429,576	$(247,575,618)	$(75,208,334)	$(8,411,379)	$8,016,618		$362,485,279
OTHER ASSETS LESS LIABILITIES	0.38%								1,394,033
NET ASSETS	100.00%								$363,879,312
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	December-2022	$900,375	$(121,173)	$(121,173)
Interest Rate Risk
Canada 10 Year Bonds	45	December-2022	4,026,170	(38,115)	(38,115)
Euro-BTP	54	December-2022	5,926,285	(332,355)	(332,355)
Euro-Bund	32	December-2022	4,343,268	(214,513)	(214,513)
Euro-OAT	59	December-2022	7,639,569	(370,067)	(370,067)
Japan 10 Year Bonds	29	December-2022	29,715,332	(19,070)	(19,070)
Long Gilt	72	December-2022	7,749,750	(1,091,718)	(1,091,718)
Subtotal				(2,065,838)	(2,065,838)
Total Futures Contracts				$(2,187,011)	$(2,187,011)

(a)	Futures contracts collateralized by $3,362,842 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$362,485,274	$—	$—	$362,485,274
Money Market Funds	5	—	—	5
Total Investments in Securities	362,485,279	—	—	362,485,279
Other Investments - Liabilities*
Futures Contracts	(2,187,011)	—	—	(2,187,011)
Total Investments	$360,298,268	$—	$—	$360,298,268

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Conservative Investor Fund